As filed November 4, 2022	Securities Act Registration No. 333-170750
Investment Company Act Registration No. 811-22497

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 119	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 122	x

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Michael P. O’Hare

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	On December 2, 2022 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on (date) pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A and B filed in Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of Strategy Shares (the “Registrant”) on behalf of Strategy Shares Nasdaq 10HANDLTM Index ETF, as filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 485(a) under the Securities Act of 1933 on September 3, 2021 (Accession Number 0001580642-21-004218), and Part C filed in Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of the Registrant, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on August 29, 2022 (Accession Number 0001580642-22-004333) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 81 to the Registration Statement until December 2, 2022.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Huntington and State of New York, and City of San Juan, Commonwealth of Puerto Rico, on November 4, 2022.

STRATEGY SHARES

By:	/s/ Michael Schoonover
Michael Schoonover President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Michael Schoonover	November 4, 2022
Michael Schoonover, President and Principal Executive Officer	Date

/s/ James Szilagyi*	November 4, 2022
James Szilagyi, Treasurer, Principal Financial Officer, and Principal Accounting Officer	Date

/s/ Tobias Caldwell*	November 4, 2022
Tobias Caldwell, Trustee	Date

/s/ Stephen Lachenauer*	November 4, 2022
Stephen Lachenauer, Trustee	Date

/s/ Donald McIntosh*	November 4, 2022
Donald McIntosh, Trustee	Date

*By:	/s/ Jennifer Bailey

Jennifer Bailey

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed: POA-James Szilagyi, POA-Caldwell,
POA-Lachenauer, POA-McIntosh)